Accounting Policies - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies
Cash and cash equivalents	$ 149,866	$ 465,708	$ 403,881	$ 132,360
Short-term investments	$ 200,229	$ 0